Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2014	January 31, 2013
Cost
Customer agreements and relationships	81,951	51,820
Non-compete covenants	1,884	1,867
Existing technology	76,442	66,296
Trade names	4,093	4,164
	164,370	124,147
Accumulated amortization
Customer agreements and relationships	32,101	25,936
Non-compete covenants	1,432	1,235
Existing technology	32,796	22,402
Trade names	3,392	3,277
	69,721	52,850
	94,649	71,297